ACQUISITION (Tables)	12 Months Ended
Mar. 31, 2017
Puhua Technology
Summary of consideration paid to acquire Puhua Technology and the amounts of identifiable assets acquired and liabilities assumed at the acquisition date

As of September 12, 2016
RMB
Fair value of consideration transferred:
Cash paid	2,000,000
Fair value of non-controlling interests	1,333,333
Fair value of identifiable assets acquired and liabilities assumed:
Cash	2,411,583
Other receivables and prepayments	746,009
Other non-current assets	16,848

Total assets acquired	3,174,440
Other liabilities	(1,353,188)

Amount of identifiable net assets	1,821,252

Goodwill	1,512,081